intangible assets and goodwill - Business acquisitions (Details) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
	Jan. 03, 2023	Mar. 31, 2023	Dec. 31, 2023	Sep. 01, 2022
Customer contracts and related customer relationships
Acquisition effected by way of:
Useful life of intangible assets			15 years
Other intangible assets | Minimum
Acquisition effected by way of:
Useful life of intangible assets			4 years
Other intangible assets | Maximum
Acquisition effected by way of:
Useful life of intangible assets			10 years
Combined acquisitions
Current assets
Cash			$ 13
Accounts receivable			98
Other			5
Total current assets			116
Non-current assets
Intangible assets subject to amortization			997
Total non-current assets			1,077
Total identifiable assets acquired			1,193
Current liabilities
Short-term borrowings			2
Accounts payable and accrued liabilities			67
Income and other taxes payable			5
Advance billings and customer deposits			7
Current maturities of long-term debt			127
Total current liabilities			208
Non-current liabilities
Long-term debt			50
Deferred income taxes			102
Total non-current liabilities			152
Total liabilities assumed			360
Net identifiable assets acquired			833
Goodwill			975
Net assets acquired			1,808
Acquisition effected by way of:
Cash consideration			1,302
Accounts payable and accrued liabilities			1
Provisions			311
Issuance of TELUS Corporation Common Shares			23
Issue of shares by a subsidiary to a non-controlling interest			171
Total consideration transferred			1,808
Combined acquisitions | Owned assets
Non-current assets
Property, plant and equipment			52
Combined acquisitions | Right-of-use lease assets.
Non-current assets
Property, plant and equipment			$ 28
WillowTree
Business acquisition
Put options exercisable term	3 years	3 months
Maximum percentage of TELUS International subordinate voting shares	70.00%
Percentage of shares remaining that were included in the written put option provided to the non-controlling shareholders	14.00%
Current assets
Cash				$ 7
Accounts receivable				84
Other				3
Total current assets				94
Non-current assets
Intangible assets subject to amortization				947
Total non-current assets				994
Total identifiable assets acquired				1,088
Current liabilities
Accounts payable and accrued liabilities				50
Income and other taxes payable				4
Advance billings and customer deposits				5
Current maturities of long-term debt				126
Total current liabilities				185
Non-current liabilities
Long-term debt				22
Deferred income taxes				94
Total non-current liabilities				116
Total liabilities assumed				301
Net identifiable assets acquired				787
Goodwill				819
Net assets acquired				1,606
Acquisition effected by way of:
Cash consideration				1,169
Provisions				266
Issue of shares by a subsidiary to a non-controlling interest				171
Total consideration transferred				1,606
WillowTree | Owned assets
Non-current assets
Property, plant and equipment				20
WillowTree | Right-of-use lease assets.
Non-current assets
Property, plant and equipment				$ 27
Individually immaterial transactions
Business acquisition
Ownership interest in businesses acquired (as a percentage)			100.00%
Current assets
Cash			$ 6
Accounts receivable			14
Other			2
Total current assets			22
Non-current assets
Intangible assets subject to amortization			50
Total non-current assets			83
Total identifiable assets acquired			105
Current liabilities
Short-term borrowings			2
Accounts payable and accrued liabilities			17
Income and other taxes payable			1
Advance billings and customer deposits			2
Current maturities of long-term debt			1
Total current liabilities			23
Non-current liabilities
Long-term debt			28
Deferred income taxes			8
Total non-current liabilities			36
Total liabilities assumed			59
Net identifiable assets acquired			46
Goodwill			156
Net assets acquired			202
Acquisition effected by way of:
Cash consideration			133
Accounts payable and accrued liabilities			1
Provisions			45
Issuance of TELUS Corporation Common Shares			23
Total consideration transferred			202
Individually immaterial transactions | Owned assets
Non-current assets
Property, plant and equipment			32
Individually immaterial transactions | Right-of-use lease assets.
Non-current assets
Property, plant and equipment			$ 1